Commitments	6 Months Ended
Jun. 30, 2026
Commitments
Commitments

Note 24 - Commitments

(a)Purchase Commitments

The following table summarizes the Company’s commitments to pay for gold, silver and PGM pursuant to the associated precious metal agreements as at June 30, 2026:

	Attributable payable
	production to be purchased						Per ounce cash payment (1),(2)					Term of	Date of
Interest	Gold		Silver		PGM		Gold		Silver		PGM	agreement(3)	contract
Antamina	—%		22.5	% (4)	—%		n/a		5	% (5)	n/a	40 years	7-Oct-15
Antapaccay	—	% (6)	—	% (7)	—%		20	% (8)	20	% (9)	n/a	40 years	10-Feb-16
Candelaria	68	% (10)	68	% (10)	—%		$400		$4.00		n/a	40 years	6-Oct-14
Casa Berardi	—	% (11)	—%		—%		20%		n/a		n/a	40 years	26-Jan-26
Cascabel	14	% (12)	—%		—%		20	% (13)	n/a		n/a	40 years	15-Jul-24
Cooke 4	7%		—%		—%		$400		n/a		n/a	40 years	5-Nov-09
Cobre Panamá Fixed Payment Stream	—	% (14)	—	% (15)	—%		$418	(16)	$6.27	(17)	n/a	40 years	19-Jan-18
Cobre Panamá Floating Payment Stream	—	% (18)	—	% (19)	—%		20	% (20)	20	% (21)	n/a	40 years	19-Jan-18
Condestable	63	% (22)	63	% (23)	—%		20	% (24)	20	% (25)	n/a	40 years	27-Mar-24
Guadalupe-Palmarejo	50%		—%		—%		$800		n/a		n/a	40 years	2-Oct-14
Karma	4.875%		—%		—%		20	% (26)	n/a		n/a	40 years	11-Aug-14
New Prosperity	22	% (27)	—%		—%		$400	(28)	n/a		n/a	40 years	12-May-10
Sabodala	—	% (29)	—%		—%		20	% (30)	n/a		n/a	40 years	25-Sep-20
Sudbury (31)	50%		—%		50%		$400		n/a		$400	40 years	15-Jul-08
Tocantinzinho	12.5	% (32)	—%		—%		20	% (33)	n/a		n/a	40 years	18-Jul-22
Western Limb	—	% (34)	—%		1	% (35)	5	% (36)	n/a		5%	40 years	28-Feb-25

1	Subject to an annual inflationary adjustment except for Antamina, Antapaccay, Casa Berardi, Cascabel, Guadalupe-Palmarejo, Karma, Sabodala, Sudbury, Tocantinzinho and Western Limb.
2	Should the prevailing market price for gold be lower than this amount, the per ounce cash payment will be reduced to the prevailing market price.
3	Subject to successive extensions.
4	Subject to a fixed payability of 90%. Percentage decreases to 15% after 86.0 million ounces of silver has been delivered under the agreement. At June 30, 2026, a cumulative total of 34.0 million silver ounces have been delivered.
5	Purchase price is 5% of the average silver price at the time of delivery.
6	Gold deliveries are referenced to copper in concentrate shipped with 300 ounces of gold delivered for each 1,000 tonnes of copper in concentrate shipped, until 630,000 ounces of gold has been delivered. Thereafter, percentage is 30% of gold shipped. At June 30, 2026, a cumulative total of 547,730 gold ounces have been delivered.
7	Silver deliveries are referenced to copper in concentrate shipped with 4,700 ounces of silver delivered for each 1,000 tonnes of copper in concentrate shipped, until 10.0 million ounces of silver has been delivered. Thereafter, percentage is 30% of silver shipped. At June 30, 2026, a cumulative total of 8.6 million silver ounces have been delivered.
8	Purchase price is 20% of the spot price of gold until 750,000 ounces of gold have been delivered, thereafter the purchase price is 30% of the spot price of gold. At June 30, 2026, a cumulative total of 547,730 gold ounces have been delivered.
9	Purchase price is 20% of the spot price of silver until 12.8 million ounces of silver have been delivered, thereafter the purchase price is 30% of the spot price of silver. At June 30, 2026, a cumulative total of 8.6 million silver ounces have been delivered.
10	Percentage decreases to 40% after 720,000 ounces of gold and 12.0 million ounces of silver have been delivered under the agreement. At June 30, 2026, a cumulative total of 672,550 gold ounces and 11.4 million silver ounces have been delivered.
11	Gold deliveries are fixed at 6,500 ounces per annum from January 1, 2026 to December 31, 2030. Thereafter, 5.0% of gold produced from the Casa Berardi mine and Orezone Gold Corporation’s other Quebec assets (excluding Heva-Hosco) and 2.5% of gold produced from Heva-Hosco.
12	Percentage decreases to 8.4% after 525,000 ounces of gold have been delivered to Franco-Nevada International Corporation under the agreement.
13	Purchase price is 20% of the spot price of gold at the time of delivery.
14	Gold deliveries are indexed to copper in concentrate produced from the project. 120 ounces of gold per every 1 million pounds of copper produced until 808,000 ounces of gold delivered. Thereafter, 81 ounces of gold per 1 million pounds of copper produced until 1,716,188 ounces of gold delivered. Thereafter, 63.4% of the gold in concentrate. At June 30, 2026, a cumulative total of 361,011 gold ounces have been delivered.
15	Silver deliveries are indexed to copper in concentrate produced from the project. 1,376 ounces of silver per every 1 million pounds of copper produced until 9,842,000 ounces of silver delivered. Thereafter 1,776 ounces of silver per 1 million pounds of copper produced until 29,731,000 ounces of silver delivered. Thereafter, 62.1% of the silver in concentrate. At June 30, 2026, a cumulative total of 4.1 million silver ounces have been delivered.
16	After 1,341,000 ounces of gold delivered, purchase price is the greater of 50% of spot and $418.27 per ounce, subject to an annual inflationary adjustment. At June 30, 2026, a cumulative total of 361,011 gold ounces have been delivered.
17	After 21,510,000 ounces of silver delivered, purchase price is the greater of 50% of spot and $6.27 per ounce, subject to an annual inflationary adjustment. At June 30, 2026, a cumulative total of 4.1 million silver ounces have been delivered.
18	Gold deliveries are indexed to copper in concentrate produced from the project. 30 ounces of gold per every 1 million pounds of copper produced until 202,000 ounces of gold delivered. Thereafter 20.25 ounces of gold per 1 million pounds of copper produced until 429,047 ounces of gold delivered. Thereafter, 15.85% of the gold in concentrate. At June 30, 2026, a cumulative total of 90,253 gold ounces have been delivered.
19	Silver deliveries are indexed to copper in concentrate produced from the project. 344 ounces of silver per every 1 million pounds of copper produced until 2,460,500 ounces of silver delivered. Thereafter, 444 ounces of silver per 1 million pounds of copper produced until 7,432,750 ounces of silver delivered. Thereafter 15.53% of the silver in concentrate. At June 30, 2026, a cumulative total of 1.0 million silver ounces have been delivered.
20	After 604,000 ounces of gold delivered, purchase price is 50% of the spot price of gold. At June 30, 2026, a cumulative total of 90,253 gold ounces have been delivered.
21	After 9,618,000 ounces of silver delivered, purchase price is 50% of the spot price of silver. At June 30, 2026, a cumulative total of 1.0 million silver ounces have been delivered.
22	Gold deliveries were fixed at 8,760 ounces per annum from January 1, 2021 to December 31, 2025. Commencing January 1, 2026, 63% of the gold in concentrate until a cumulative total of 87,600 ounces of gold delivered. Thereafter, 37.5% of the gold in concentrate. At June 30, 2026, a cumulative total of 46,203 gold ounces have been delivered.
23	Silver deliveries were fixed at 291,000 ounces per annum from January 1, 2021 to December 31, 2025. Thereafter, 63% of the silver in concentrate until a cumulative total of 2,910,000 ounces of silver delivered. Thereafter, 37.5% of the silver in concentrate. At June 30, 2026, a cumulative total of 1.5 million ounces have been delivered.
24	Purchase price is 20% of the spot price of gold at the time of delivery.
25	Purchase price is 20% of the spot price of silver at the time of delivery.
26	Purchase price is 20% of the average gold price at the time of delivery.
27	Franco-Nevada has the right to acquire a 22% gold stream on New Prosperity for $350.0 million.
28	Purchase price is subject to a 1% annual increase, compounding annually, that commenced in May 2014.
29	Based on amended agreement with an effective date of September 1, 2020, gold deliveries are fixed at 783.33 ounces per month until 105,750 ounces of gold is delivered. At June 30, 2026, a cumulative total of 55,616 ounces have been delivered under the amended agreement since September 1, 2020. Thereafter, percentage is 6% of gold production (subject to reconciliation after fixed delivery period to determine if Franco-Nevada would have received more or less than 105,750 ounces of gold under the original 6% variable stream for such period, entitling the operator to a credit for an over-delivery applied against future stream deliveries or a one-time additional delivery to Franco-Nevada for an under-delivery).
30	Purchase price is 20% of prevailing market price at the time of delivery.
31	The Company is committed to purchase 50% of the precious metals contained in ore from the properties. Payment is based on gold equivalent ounces. For McCreedy West, effective June 1, 2021, purchase price per gold equivalent ounce is determined based on the monthly average gold spot price: (i) when the gold spot price is less than $800 per ounce, the purchase price is the prevailing monthly average gold spot price; (ii) when the gold spot price is greater than $800 per ounce but less than $1,333 per ounce, the purchase price is $800 per ounce; (iii) when the gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce, the purchase price is 60% of the prevailing monthly average gold spot price; and (iv) when the gold spot price is greater than $2,000, the purchase price is $1,200 per ounce.
32	Percentage decreases to 7.5% after 300,000 ounces of gold have been delivered under the agreement. At June 30, 2026, a cumulative total of 36,714 gold ounces have been delivered.
33	Purchase price is 20% of the spot price of gold at the time of delivery.
34	Gold deliveries are referenced to platinum, palladium, rhodium and gold (“4E”) ounces contained in concentrate with deliveries of gold ounces initially equal to 1.1% of 4E PGM ounces contained in concentrate, until 87,500 ounces of gold delivered. Thereafter, deliveries of gold ounces equal to 0.75% of 4E PGM ounces contained in concentrate, until a total of 237,000 ounces of gold delivered. Thereafter, 80.0% of gold contained in concentrate. At June 30, 2026, a cumulative total of 24,948 ounces of gold have been delivered.
35	Percentage increases to 2.1% of platinum contained in concentrate after 48,000 ounces of platinum delivered. Platinum deliveries are capped at 294,000 ounces of platinum. At June 30, 2026, a cumulative total of 13,524 platinum ounces have been delivered.
36	After 237,000 ounces of gold delivered, purchase price is 10% of the spot price of gold. At June 30, 2026, a cumulative total of 24,948 ounces of gold have been delivered.

(b)Capital Commitments

The Company’s capital commitments as at June 30, 2026 remain substantially consistent with those disclosed in Note 27 (b) of the 2025 financial statements. The following table provides an update on significant new capital commitments and material changes to existing capital commitments since the year ended December 31, 2025:

Asset	Commitment	Obligating Event
Cascabel stream	$239.1 million

Without limitation, completion of key development milestones, receipt of all material permits, a construction decision approved by the board of directors of JCC, and availability of the remainder of the required project financing

Royalty Acquisition Venture with Continental	$30.1 million	Acquisition of mineral rights acquired through the Royalty Acquisition Venture with Continental, triggering funding requirements by the Company
i-80 Gold Royalty	$25.0 million	The incurrence by i-80 Gold of an initial $25.0 million of budgeted expenditures to advance Mineral Point technical and permitting work in 2026